Annual Total Returns[BarChart] - PGIM National Muni Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.54%	8.97%	(4.16%)	10.13%	3.18%	0.55%	5.01%	0.82%	7.64%	4.28%